Consolidated Statements of Operations - USD ($)		8 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses [Abstract]
Research and Development Expense			$ 32,603,000	$ 25,106,000
General and administrative expenses			10,948,000	6,993,000
Total operating expenses			43,551,000	32,099,000
Loss from operations			(43,551,000)	(32,099,000)
Other income (expense):
Interest income			1,945,000	1,287,000
Investment advisory fees			(271,000)	(135,000)
Realized gain on marketable securities			218,000	53,000
Interest Expense				2,658,000
Total other income (expense)			1,892,000	(1,453,000)
Loss before income taxes			(41,659,000)	(33,552,000)
Income tax provision			0	0
Net loss			(41,659,000)	(33,552,000)
Deemed dividend related to beneficial conversion feature and accretion of discount on Redeemable Series A Convertible Preferred Stock			(22,622,000)	0
Net loss attributable to common stockholders			$ (64,281,000)	$ (33,552,000)
Net loss per share attributable to common stockholders, basic and diluted			$ (230)	$ (160)
Weighted average common shares outstanding, basic and diluted			277,529,317	206,672,024
Other comprehensive income, net of taxes:
Change in unrealized gain on available-for-sale securities			$ 1,136,000	$ 421,000
Comprehensive loss			$ (40,523,000)	$ (33,131,000)
Panacea Acquisition Corp
Operating Expenses [Abstract]
General and administrative expenses		$ 3,061,452
Loss from operations		(3,061,452)
Other income (expense):
Interest earned on investments held in Trust Account		7,011
Income tax provision		0
Net loss		(3,054,441)
Panacea Acquisition Corp | Class A redeemable common stock
Other income (expense):
Interest earned on investments held in Trust Account		7,011
Income tax provision		(7,011)
Net loss attributable to common stockholders		$ 0
Net loss per share attributable to common stockholders, basic and diluted		$ 0
Weighted average common shares outstanding, basic and diluted		14,375,000
Panacea Acquisition Corp | Class A and Class B non-redeemable common stock
Other income (expense):
Net loss		$ (3,054,441)
Net loss attributable to common stockholders		$ 0
Other comprehensive income, net of taxes:
Weighted average shares outstanding of Class A and Class B non-redeemable common stock (in Shares)	[1]	3,840,179
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)		$ (0.80)

[1]	The weighted average non-redeemable common stock for the year ended December 31, 2020 includes the effect of 487,500 Private Placement Units, which were issued in conjunction with the initial public offering on July 6, 2020.